SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2015
Computers and Peripheral Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	17.00%
Computers and Peripheral Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	20.00%